INVESTMENTS - Additional Information (Details) $ in Millions				1 Months Ended																							2 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	Nov. 13, 2023 shares	Jul. 21, 2021 shares	Nov. 30, 2024 shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥)	May 31, 2020 USD ($) shares	Jun. 30, 2019 shares	Jan. 31, 2018 CNY (¥)	Feb. 28, 2014 CNY (¥)	Feb. 28, 2013 CNY (¥)	Feb. 28, 2013 USD ($)	Aug. 31, 2022 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 CNY (¥) shares	May 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 29, 2020	Apr. 30, 2019 USD ($)	Dec. 31, 2014 USD ($)
INVESTMENTS.
Amount of investment agreed | ¥																							¥ 3,571,429,000,000
(Impairment) gain on other investments																												¥ 7,200,000		¥ 3,500,000		¥ 30,000,000						$ 1,000,000
Gain on disposal of equity investment and available-for-sale investments																												(7,704)	$ (1,055)	1,666,000		712,000
Percentage of debentures acquired																							29.00%
Payment for equity fund investment																												10,641,000	1,458,000
Debenture, interest rate																							29.00%
Impairment on equity investments | ¥																							¥ 1,300,000					0		0		17,252,000
Income (Loss) from Equity Method Investments																												(1,100,000)	(200,000)	0		0
Gain on disposal of investment in equity investee and available-for-sales investment																												¥ (8,000)	$ (1,000)	1,666,000		712,000
Class A ordinary shares
INVESTMENTS.
Common stock issued		150,000,000
Class B ordinary shares
INVESTMENTS.
Common stock issued				50,000,000
ADR
INVESTMENTS.
Common stock issued		500,000
Comtec
INVESTMENTS.
Common stock issued																						3,444,882
Percentage of equity interest acquired																						9.90%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS.
Amount of investment agreed																	¥ 10,600,000																																		$ 1,500,000	$ 4
Percentage of debentures acquired																	15.11%	15.11%
Investments for Debentures																	¥ 10,600,000																																		1,500,000
Renewal term of debenture																	12 months	12 months
Debenture, interest rate																	1.00%	1.00%
Impairment on equity investments																	¥ 1,700,000	$ 200,000
Impairment loss													¥ 4,300,000	$ 600,000																		15,300,000	$ 2,200,000
Percentage of equity interest																												15.11%	15.11%
Nanyang Herbs
INVESTMENTS.
Percentage of shares acquired																																																									50.00%
Investment made													3,300,000																					¥ 3,300,000													$ 500,000
Principal Investment Gain (Loss)																																		3,300,000	$ 500,000	¥ 3,300,000	$ 500,000
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS.
Impairment loss | $																													$ 0		$ 0
Cost method investments																												¥ 19,520,000		19,520,000								2,674,000
Investment made													19,500,000																					19,500,000													2,800,000
Percentage of equity interest																												1.19%	1.19%
Redblock Inc. ("Redblock")
INVESTMENTS.
Impairment loss | $																													$ 0		$ 0
Cost method investments																												¥ 1,943,000		1,943,000								266,000
Investment made																																																	¥ 1,900,000	$ 300,000
Percentage of equity interest																												1.00%	1.00%
SMI Vantage("SMI")
INVESTMENTS.
Amount invested																																													¥ 2,100,000	$ 300,000
Investment gain (loss)																												¥ 6,700,000	$ 900,000	¥ 4,000,000
Loss on change in investment | ¥																																10,200,000
Number of shares sold																												90,000	90,000	17,600,000	17,600,000
Common Stock, Value, Subscriptions																	¥ 1,600,000																																		$ 200,000
Share exercised options paid															¥ 4,900,000	$ 700,000
Gain on investment																												¥ 7,704,000	$ 1,055,000	¥ 1,700,000
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS.
Investment made															¥ 6,000,000																																	$ 900,000
Percentage of equity interest															12.76%	12.76%												0.00%	0.00%	0.00%	0.00%
Investment payback							¥ 1,500,000	$ 200,000																								4,500,000	700,000
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS.
Impairment loss																																2,000,000	$ 300,000
Investment made															¥ 2,000,000																																	$ 300,000
Percentage of equity interest															4.00%	4.00%												4.00%	4.00%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS.
Cost method investments | ¥																												¥ 1,000		¥ 9,000
Investment made | $																			$ 5,000,000																																							$ 5,000,000
Shares acquisition after merger			423,053																									423,053	423,053
Gain on investment																												¥ 37,700,000	$ 5,500,000					14,300,000	2,100,000
Lock-up period			6 months
Investment recognition recorded | $																			$ 0
Recognized a loss on change in investment																												7,864,000	$ 1,077,000,000	800,000		13,500,000		23,400,000	$ 3,400,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") | Class B ordinary shares
INVESTMENTS.
Common stock issued																			2,994,011
Shanyeyunye
INVESTMENTS.
Impairment loss																																				5,000,000	$ 700,000
Investment made													3,300,000							¥ 5,000,000												¥ 1,400,000		3,300,000		¥ 4,700,000							$ 200,000				500,000								$ 700,000	$ 700,000
Percentage of equity interest																				10.00%												10.00%	10.00%
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang")
INVESTMENTS.
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																																							51.00%	51.00%
Cost method investments																												¥ 60,698,000										8,316,000	¥ 60,700,000	$ 8,300,000
Percentage of equity interest					19.00%																							19.00%	19.00%
Cash paid for acquire cost method investments | $					$ 1,500,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Threshold market capitalization | $																																								200,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Threshold market capitalization | $																																								500,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Threshold market capitalization | $																																								$ 1,000,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares
INVESTMENTS.
Number of shares issued to acquire cost method investments					284,465,400
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																							24,533,700	24,533,700
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																							9,813,600	9,813,600
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																							4,906,800	4,906,800
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | ADR
INVESTMENTS.
Number of shares issued to acquire cost method investments					948,218
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | ADR | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																							81,779	81,779
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | ADR | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																							32,712	32,712
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | ADR | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																							16,356	16,356
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS.
Percentage of shares acquired																								30.15%	51.50%	51.50%
Percentage of equity interest transferred																								10.00%	9.00%	9.00%
Term of recourse provision																									3 years	3 years
Share-based awards vesting period																									3 years	3 years
Payment for equity fund investment																									¥ 5,200,000	$ 900,000
Cost method investments | $																																																											$ 0
Percentage of equity interest																												5.00%	5.00%							5.00%	5.00%
Proceeds from disposal of equity investee and available-for-sale investments																								¥ 12,500,000	¥ 900,000	$ 100,000
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS.
Percentage of equity interest																						9.90%						9.90%	9.90%
BeijingNaonao
INVESTMENTS.
Amount invested																																									¥ 58,400,000	$ 8,000,000
Percentage of shares acquired																					30.00%																				21.70%	21.70%
Payment for equity fund investment | $	$ 1,500,000
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																					51.00%
Impairment loss																																				¥ 3,000,000	$ 400,000
Investment made																																																					¥ 3,000,000	$ 400,000
Percentage of equity interest																												9.09%	9.09%
Income (Loss) from Equity Method Investments																												¥ 600,000	$ 80,000.00
BeijingNaonao | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Threshold market capitalization | $																					$ 200,000,000
BeijingNaonao | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Threshold market capitalization | $																					500,000,000
BeijingNaonao | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Threshold market capitalization | $																					$ 1,000,000,000
BeijingNaonao | Class A ordinary shares
INVESTMENTS.
Shares issued to acquire equity method investments																					251,290,500
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																					4,737,000
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																					1,894,800
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																					947,400
BeijingNaonao | ADR
INVESTMENTS.
Shares issued to acquire equity method investments																					837,635
BeijingNaonao | ADR | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																					15,790
BeijingNaonao | ADR | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																					6,316
BeijingNaonao | ADR | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																					3,158
SIVA
INVESTMENTS.
Impairment loss																																				¥ 10,000,000	$ 1,400,000
Shanghai Ronglei Culture Communication Co., Ltd.
INVESTMENTS.
Amount of investment agreed													¥ 2,000,000																					¥ 2,000,000													$ 300,000
Cost method investments																												¥ 5,000,000		5,000,000								685,000
Percentage of equity interest																												12.92%	12.92%
Investment recognition recorded																														5,000,000	$ 700,000	¥ 3,000,000	$ 400,000
Nano Labs, Ltd. [Member]
INVESTMENTS.
Investment made											¥ 20,200,000																																	$ 3,000,000
Number of shares sold																											187,656
Gain on investment									¥ 700,000	$ 100,000	¥ 15,200,000	$ 2,200,000
Ordinary shares obtain											260,642																																	260,642
Recognized a loss on change in investment																												¥ 500,000	$ 60,000.00	400,000		4,300,000
Gameway Pte.Ltd. [Member]
INVESTMENTS.
Amount invested																																¥ 600,000											$ 90,000.00
Cost method investments																												¥ 635,000		¥ 635,000								87,000
Percentage of equity interest																												1.25%	1.25%
Kuaijin
INVESTMENTS.
Amount invested																																									¥ 67,400,000	$ 9,200,000
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																																									51.00%	51.00%
Cost method investments																												¥ 67,360,000										9,228,000
Percentage of equity interest						15.00%																						15.00%	15.00%
Cash paid for acquire cost method investments | $						$ 1,500,000
Kuaijin | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Threshold market capitalization | $																																										$ 200,000,000
Kuaijin | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Threshold market capitalization | $																																										500,000,000
Kuaijin | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Threshold market capitalization | $																																										$ 1,000,000,000
Kuaijin | Class A ordinary shares
INVESTMENTS.
Number of shares issued to acquire cost method investments						318,448,800
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																									20,940,900	20,940,900
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																									8,376,300	8,376,300
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																									4,188,300	4,188,300
Kuaijin | ADR
INVESTMENTS.
Number of shares issued to acquire cost method investments						1,061,496
Kuaijin | ADR | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																									69,803	69,803
Kuaijin | ADR | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																									27,921	27,921
Kuaijin | ADR | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																									13,961	13,961
Shenma
INVESTMENTS.
Amount invested																																									¥ 82,600,000	$ 11,300,000
Cost method investments																												¥ 82,573,000										$ 11,313,000
Percentage of equity interest						19.00%																						19.00%	19.00%
Cash paid for acquire cost method investments | $						$ 1,000,000
Shenma | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Threshold market capitalization | $																																										200,000,000
Shenma | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Threshold market capitalization | $																																										500,000,000
Shenma | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Threshold market capitalization | $																																										$ 1,000,000,000
Shenma | Class A ordinary shares
INVESTMENTS.
Number of shares issued to acquire cost method investments						417,880,500
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																									33,938,400	33,938,400
Threshold value of qualified IPO with valuation | $																																										$ 200,000,000
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																									13,575,300	13,575,300
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																									6,787,800	6,787,800
Shenma | ADR
INVESTMENTS.
Number of shares issued to acquire cost method investments						1,392,935
Shenma | ADR | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS.
Number of shares to be released from lock-up																																									113,128	113,128
Shenma | ADR | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS.
Number of shares to be released from lock-up																																									45,251	45,251
Shenma | ADR | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS.
Number of shares to be released from lock-up																																									22,626	22,626